Prepaid Expenses and Other Current Assets (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 422	$ 1,530	$ 2,869
Prepaid marketing	354	387	2,321
Prepaid software	2,233	2,406	2,762
Other prepaid expenses and other current assets	2,538	1,655	1,010
Total	$ 5,547	$ 5,978	$ 8,962